Restructuring Costs, Net (Details 1) (USD $)	3 Months Ended							3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Severance Costs [Member]	Mar. 31, 2012 Severance Costs [Member]	Mar. 31, 2013 Pension Curtailment and Settlements [Member]	Mar. 31, 2012 Pension Curtailment and Settlements [Member]	Dec. 31, 2011 Pension Curtailment and Settlements [Member]	Mar. 31, 2013 Other [Member]	Mar. 31, 2012 Other [Member]
Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment
Beginning Balance	$ 2,200,000	$ 1,000,000	$ 1,300,000	$ 1,000,000	$ 900,000
Charges	320,000	(4,000)	200,000	400,000				100,000	(400,000)
Usage	(1,100,000)	(100,000)	(800,000)	(500,000)	(200,000)			(100,000)	400,000
Ending Balance	$ 1,400,000	$ 900,000	$ 700,000	$ 900,000	$ 700,000